NOTE 8 – STOCKHOLDERS’ EQUITY		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Equity [Abstract]
NOTE 8 – STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company has authorized 50,000,000 shares of preferred stock, $0.001 par value. The Company’s Board of Directors is authorized, without further action by the shareholders, to issue shares of preferred stock and to fix the designations, number, rights, preferences, privileges, and restrictions thereof, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, and sinking fund terms.

On May 31, 2023, the Company’s Board of Directors created a new class of preferred stock designated as Series A Preferred Stock, $0.001 par value. The Company may issue up to 250,000 shares of Series A Preferred Stock with the following terms, rights, and privileges:

Designation and Amount

This class of preferred stock shall be designated Series A Preferred Stock (“Preferred Stock”), $0.001 par value. The Corporation’s Board of Directors may issue up to two-hundred fifty thousand (250,000) shares of this Preferred Stock.

Rank	The Preferred Stock shall rank superior to the Corporation’s common stock and all other classes, including currently outstanding or future preferred stock designations.

Dividends

The Preferred Stock is eligible for all legal dividends as may be approved by the Corporation’s Board of Directors. If a dividend is declared across multiple classes of stock, the amount of any dividend to be received by holders of the Preferred Stock shall be calculated on a fully diluted, pro-rata basis with the other classes of stock participating in said dividend.

Voting Rights

Holders of the Preferred Stock shall have the right to vote on all matters with holders of common stock (and other eligible classes of preferred stock, if any) by aggregating votes into one (1) voting class of stock. Each share of Preferred Stock shall have ten thousand (10,000) votes for any election or other voting matter placed before the shareholders of the Corporation, regardless if the vote is taken with or without a shareholders’ meeting. Holders of the Preferred Stock may not cumulate their votes in any voting matter.

Redemption by the Company

After a minimum period of one (1) year from the date of issue the Company may, at its sole discretion, redeem some or all of the Preferred Stock in either cash (the then market value), the Company’s common stock at a fixed ratio of ten thousand (10,000) shares of common stock for each share of Preferred Stock redeemed, or a combination thereof.

Series A Preferred Stock Issuances

During the fiscal year ended December 31, 2024, the Company issued 10,200 Series A Preferred Stock shares pursuant to Share Exchange Agreements with one related party stockholder. On December 31, 2024, the Company had one class of preferred stock, Series A Preferred Stock, and 13,400 shares of it issued and outstanding.

During the fiscal year ended December 31, 2025, the Company issued an aggregate of 4,710 shares of Series A Preferred Stock pursuant to four Share Exchange Agreements; 500 shares of Series A Preferred Stock were issued to two unrelated party stockholders, and 4,210 shares of Series A Preferred Stock were issued to two related party stockholders.

The Company also issued 185 shares of its Series A Preferred Stock in conjunction with its acquisition of 100% of Aiultraprod Group Limited. These shares were valued at US$8,565,500, which equates to a per-share value of US$46,300.

As of December 31, 2025, the Company had one class of preferred stock, Series A Preferred Stock, and 18,295 shares of it issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock with a par value of $0.001 per share.

Share Issuances for Settlement of Accrued Payroll

During the fiscal year ended December 31, 2025, the Company issued 322,448 shares of common stock as payment in place of cash to settle $322,448 in unpaid wages and commissions owed to employees and an independent sales representative. The value of the common stock issued was based on the closing price of the Company’s common stock on the date of issuance, which was $1.00 per share, and no gain or loss was recognized as a result.

Share Exchange and Cancellations

During the fiscal year ended December 31, 2024, the Company entered into two Share Exchange Agreements with a related party whereby it issued 10,200 shares of its Series A Preferred Stock in exchange for an aggregate of 101,795,774 shares of its common stock. These share exchanges were part of the Company’s ongoing Share Reduction Program. The Company recorded a $51,057 loss due to the issuance of additional Series A Preferred Shares based on the market’s closing price of $0.25 a share of the Company’s common stock on the date of the issuance.

During the fiscal year ended December 31, 2025, the Company issued an aggregate of 4,710 shares of Series A Preferred Stock in exchange for an aggregate of 47,100,000 shares of its common stock pursuant to Share Exchange Agreements; 500 shares of Series A Preferred Stock were issued to two unrelated party stockholders, and 4,210 shares of Series A Preferred Stock were issued to two related party stockholders.

All shares of common stock received in these stock exchanges were subsequently canceled. No consideration was paid or received in connection with the share exchanges.

Share Issuances to Consultants

During the fiscal year ended December 31, 2025, the Company issued an aggregate of 65,539 shares of common stock to three consultants as compensation in lieu of cash. These shares were valued at an aggregate of $261,742, representing an average of $3.99 a share.

Share Issuances for Cash

During the fiscal ended December 31, 2023, the Company sold an aggregate of 23,570 shares of its common stock, $0.001 par value, in exchange for $41,250 in cash, or about $1.75 a share.

During the fiscal year ended December 31, 2025, the Company issued an aggregate of 2,500 shares of common stock to one investor in exchange for $5,000 in cash, or $2.00 per share.

As of December 31, 2025, the Company had 31,377,368 shares of common stock issued and outstanding.

Contingent Consideration

On June 23, 2025, as part of the Company’s 100% acquisition of Aiultraprod Group Limited and related to the Acquisition and Stock Purchase Agreement, a provision was established for the potential issuance of additional Series A Preferred Stock. If all parties to the transaction unanimously agree to waive the intended spin-off of AI UltraProd, Inc. (WY) as a separate NYSE or NASDAQ-listed entity in the future, the Company would be required to issue an additional 357 shares of Series A Preferred Stock, $0.001 par value, under the no spin-off earnout provision.

Based on the terms, the instrument is classified in equity, and accordingly was measured at its fair value at the acquisition date and will not be subsequently remeasured. As of the transaction date, the Company assessed a 10% probability that all parties would agree to exercise this provision. Consequently, contingent consideration was recorded in the amount of $1,652,910, calculated as 357 potential shares multiplied by the $46,300 share price and the 10% likelihood factor.

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company has authorized 50,000,000 shares of preferred stock, $0.001 par value. The Company’s Board of Directors is authorized, without further action by the shareholders, to issue shares of preferred stock and to fix the designations, number, rights, preferences, privileges, and restrictions thereof, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, and sinking fund terms.

On May 31, 2023, the Company’s Board of Directors created a new class of preferred stock designated as Series A Preferred Stock, $0.001 par value. The Company may issue up to 250,000 shares of Series A Preferred Stock with the following terms, rights, and privileges:

Designation and Amount

This class of preferred stock shall be designated Series A Preferred Stock (“Preferred Stock”), $0.001 par value. The Corporation’s Board of Directors may issue up to two-hundred fifty thousand (250,000) shares of this Preferred Stock.

Rank	The Preferred Stock shall rank superior to the Corporation’s common stock and all other classes, including currently outstanding or future preferred stock designations.

Dividends

The Preferred Stock is eligible for all legal dividends as may be approved by the Corporation’s Board of Directors. If a dividend is declared across multiple classes of stock, the amount of any dividend to be received by holders of the Preferred Stock shall be calculated on a fully diluted, pro-rata basis with the other classes of stock participating in said dividend.

Voting Rights

Holders of the Preferred Stock shall have the right to vote on all matters with holders of common stock (and other eligible classes of preferred stock, if any) by aggregating votes into one (1) voting class of stock. Each share of Preferred Stock shall have ten thousand (10,000) votes for any election or other voting matter placed before the shareholders of the Corporation, regardless if the vote is taken with or without a shareholders’ meeting. Holders of the Preferred Stock may not cumulate their votes in any voting matter.

Redemption by the Company

After a minimum period of one (1) year from the date of issue the Company may, at its sole discretion, redeem some or all of the Preferred Stock in either cash (the then market value), the Company’s common stock at a fixed ratio of ten thousand (10,000) shares of common stock for each share of Preferred Stock redeemed, or a combination thereof.

Series A Preferred Stock Issuances

During the six months ended June 30, 2025, the Company issued an aggregate of 4,310 shares of Series A Preferred Stock pursuant to four Share Exchange Agreements; 100 shares of Series A Preferred Stock were issued to two unrelated party stockholders, and 4,210 shares of Series A Preferred Stock were issued to two related party stockholders.

Also during the six months ended June 30, 2025, the Company also issued 185 shares of its Series A Preferred Stock in conjunction with its acquisition of 100% of Aiultraprod Group Limited. These shares were valued at US$8,565,500, which equates to a per-share value of US$46,300.

As of June 30, 2026, the Company had one class of preferred stock, Series A Preferred Stock, and 19,725 shares of it issued and outstanding.

F - 55

Common stock

The Company has authorized 500,000,000 shares of common stock with a par value of $0.001 per share.

Share Exchange and Cancellations

During the six months ended June 30, 2026, the Company issued an aggregate of 1,430 shares of Series A Preferred Stock in exchange for an aggregate of 14,300,000 shares of its common stock pursuant to Share Exchange Agreements; 490 shares of Series A Preferred Stock were issued to an unrelated party stockholder, and 940 shares of Series A Preferred Stock were issued to two related party stockholders.

During the six months ended June 30, 2025, the Company issued an aggregate of 4,310 shares of Series A Preferred Stock in exchange for an aggregate of 43,100,000 shares of its common stock pursuant to Share Exchange Agreements; 100 shares of Series A Preferred Stock were issued to two unrelated party stockholders, and 4,210 shares of Series A Preferred Stock were issued to two related party stockholders.

All shares of common stock received in these stock exchanges were subsequently canceled in January 2026. No consideration was paid or received in connection with the share exchanges.

Share Issuances to Consultants

During the six months ended June 30, 2026, the Company issued an aggregate of 15,326 shares of common stock to two independent consultants. These shares were aggregately valued at $75,485, or about $4.93 per share.

Share Issuances for Settlement of Accrued Payroll

During the six months ended June 30, 2026, the Company issued no shares to settle accrued payroll.

During the six months ended June 30, 2025, the Company issued 322,448 shares of common stock as payment in place of cash to settle $322,448 in unpaid wages and commissions owed to employees and an independent sales representative. The value of the common stock issued was based on the closing price of the Company’s common stock on the date of issuance, which was $1.00 per share, and no gain or loss was recognized as a result.

As of June 30, 2026, the Company had 17,092,694 shares of common stock issued and outstanding.

Contingent Consideration

On June 23, 2025, as part of the Company’s 100% acquisition of Aiultraprod Group Limited and related to the Acquisition and Stock Purchase Agreement, a provision was established for the potential issuance of additional Series A Preferred Stock. If all parties to the transaction unanimously agree to waive the intended spin-off of AI UltraProd, Inc. (WY) as a separate NYSE or NASDAQ-listed entity in the future, the Company would be required to issue an additional 357 shares of Series A Preferred Stock, $0.001 par value, under the no spin-off earnout provision.

Based on the terms, the instrument is classified in equity, and accordingly, was measured at its fair value at the acquisition date and will not be subsequently remeasured. As of the transaction date, the Company assessed a 10% probability that all parties would agree to exercise this provision. Consequently, contingent consideration was recorded in the amount of $1,652,910, calculated as 357 potential shares multiplied by the $46,300 share price and the 10% likelihood factor.

Contingent Consideration

On June 23, 2025, as part of the Company’s 100% acquisition of Aiultraprod Group Limited and related to the Acquisition and Stock Purchase Agreement, a provision was established for the potential issuance of additional Series A Preferred Stock. If all parties to the transaction unanimously agree to waive the intended spin-off of AI UltraProd, Inc. (WY) as a separate NYSE or NASDAQ-listed entity in the future, the Company would be required to issue an additional 357 shares of Series A Preferred Stock, $0.001 par value, under the no spin-off earnout provision.

Based on the terms, the instrument is classified in equity, and accordingly, was measured at its fair value at the acquisition date and will not be subsequently remeasured. As of the transaction date, the Company assessed a 10% probability that all parties would agree to exercise this provision. Consequently, contingent consideration was recorded in the amount of $1,652,910, calculated as 357 potential shares multiplied by the $46,300 share price and the 10% likelihood factor.